Segment Information - Schedule Of Revenue And Long-Lived Assets (Details) - USD ($) $ in Millions	3 Months Ended							12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Sales	$ 729.0	$ 743.9	$ 731.0	$ 641.6	$ 663.4	$ 650.8	$ 634.5	$ 2,881.0	$ 2,590.3	$ 2,349.4
Long lived assets				354.2				384.5	354.2	321.4
UNITED STATES
Segment Reporting Information [Line Items]
Sales								1,543.1	1,439.2	1,327.0
Long lived assets				196.5				205.4	196.5	186.9
Europe
Segment Reporting Information [Line Items]
Sales								547.4	455.7	415.2
Long lived assets				94.0				113.5	94.0	83.9
Canada
Segment Reporting Information [Line Items]
Sales								142.2	133.8	132.5
Long lived assets				0.2				0.2	0.2	0.2
Asia
Segment Reporting Information [Line Items]
Sales								331.8	296.3	255.2
Long lived assets				55.1				57.5	55.1	43.5
Mexico
Segment Reporting Information [Line Items]
Sales								296.5	246.2	202.2
Long lived assets				2.0				1.7	2.0	1.1
South America
Segment Reporting Information [Line Items]
Sales								20.0	19.1	17.3
Long lived assets				$ 6.4				$ 6.2	$ 6.4	$ 5.8